Other Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of information about other reserves

	2023 US$m	2022 US$m	2021 US$m
Other reserves
Employee benefits reserve	290	278	232
Foreign currency translation reserve	795	796	793
Hedging reserve 1	88	(586)	(400)
Distributable profits reserve 2	4,118	3,541	58
Other reserves	(30)	2	-
	5,261	4,031	683

1.	For the year ended 31 December 202 3 , the portion of the hedging reserve relating to settled hedges is $80 million (2022: $226 million ) .
2.
For the year ended 31 December 2023, the Group transferred $4,830 million (2022:
 $5,553
 million) of retained earnings to the distributable profits reserve. The increase was offset by the 2022 final and 2023 interim dividend payments of $4,253 million (2022 interim dividend payment:
$2,070

million).